Long-term Debt - Stock warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants and Rights Note Disclosure
Stock warrants outstanding, January 1	$ 115
Stock warrants outstanding, December 31	144	$ 115
Stock warrants
Warrants and Rights Note Disclosure
Stock warrants outstanding, January 1	699,026	239,121
Stock warrants issued with convertible notes payable	78,239	459,905
Stock warrants outstanding, December 31	$ 777,265	$ 699,026